Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares, issued and outstanding	Additional paid-in capital	Retained profits (Accumulated deficit)	Accumulated other comprehensive income (loss)	Total Highway Holdings Limited’s Shareholders’ equity	Non- controlling interests	Total
Beginning Balance at Mar. 31, 2022	$ 40	$ 11,816	$ (2,284)	$ (303)	$ 9,269		$ 9,269
Beginning Balance (in Shares) at Mar. 31, 2022	4,037
Exercise of share options	$ 1	98			99		$ 99
Exercise of share options (in Shares)	50						50,000
Share-based compensation		89			89		$ 89
Share-based compensation (in Shares)
Net (loss) income			(294)		(294)	1	(293)
Disposal of a subsidiary						0	0
Cash dividends			(818)		(818)		(818)
Translation adjustments				(141)	(141)	11	(130)
Ending Balance at Mar. 31, 2023	$ 41	12,003	(3,396)	(444)	8,204	12	8,216
Ending Balance (in Shares) at Mar. 31, 2023	4,087
Exercise of share options	$ 0	59			59		$ 59
Exercise of share options (in Shares)	30						30,000
Share-based compensation	$ 3	55			58		$ 58
Share-based compensation (in Shares)	300
Net (loss) income			(959)		(959)	(19)	(978)
Cash dividends			(660)		(660)		(660)
Translation adjustments				(57)	(57)		(57)
Ending Balance at Mar. 31, 2024	$ 44	12,117	(5,015)	(501)	6,645	(7)	$ 6,638
Ending Balance (in Shares) at Mar. 31, 2024	4,417
Exercise of share options (in Shares)
Shares cancelled	$ 0				0		$ 0
Shares cancelled (in Shares)	(15)
Share-based compensation		61			61		61
Share-based compensation (in Shares)
Net (loss) income			106		106	3	109
Cash dividends			(528)		(528)		(528)
Translation adjustments				(15)	(15)	2	(13)
Ending Balance at Mar. 31, 2025	$ 44	$ 12,178	$ (5,437)	$ (516)	$ 6,269	$ (2)	$ 6,267
Ending Balance (in Shares) at Mar. 31, 2025	4,402